UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10083
                                                    -----------

                   Excelsior Directional Hedge Fund of Funds, LLC
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905

------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 352-4497
                                                           --------------

                       Date of fiscal year end: March 31
                                                --------

                    Date of reporting period: June 30, 2005
                                              -----------------

ITEM 1.   SCHEDULE OF INVESTMENTS

                               Excelsior Directional Hedge Fund of Funds, LLC
                                                      Schedule of Investments
-------------------------------------------------------------------------------

                                                                June 30, 2005

-------------------------------------------------------------------------------


                                                                                 % of                         First
                                             First                               Members'    %Ownership      Available
                                           Acquisition                 Fair      Equity -    of Investment  Redemption
Investment Funds                              Date        Cost         Value    Net Assets      Funds          Date *   Liquidity **
------------------------------------------------------------------------------------------------------------------------------------

Hedged Long/Short Equity Funds
--------------------------------
Basix Capital Fund, L.P.                   7/1/2004  $ 10,000,000  $ 9,727,359    3.72%         8.83%        7/1/05      Quarterly
Foundation Partners, L.P.                  7/1/2002     8,000,000    8,935,645    3.41%         8.38%          N/A       Quarterly
SAB Capital Partners, L.P.                 4/1/2001     5,000,000    6,864,865    2.62%         0.97%          N/A       Annually
Spring Point Institutional Partners, L.P.  1/1/2004    17,000,000   17,565,466    6.71%         5.81%          N/A       Quarterly
Swiftcurrent Partners, L.P.               10/1/2000     3,550,000    5,832,151    2.23%         1.19%          N/A       Annually
Tonga Partners, L.P.                      10/1/2000     3,060,553    7,611,485    2.91%         3.10%          N/A    Semi-annually
                                                      ----------------------------------
     Strategy Total                                    46,610,553   56,536,971   21.60%
Opportunistic Long/Short Equity Funds
---------------------------------------
Alson Signature Fund I, L.P.               10/1/2002    8,748,954   11,490,978    4.39%         8.88%          N/A       Quarterly
Cadmus Capital Partners (QP), L.P           7/1/2003    3,500,000    4,070,962    1.56%         2.43%          N/A       Quarterly
Indus Asia Pacific Fund, L.P.               3/1/2004    6,000,000    6,411,604    2.45%         2.45%          N/A       Quarterly
Indus Event Driven Fund, L.P.               6/1/2005    5,000,000    5,030,000    1.92%         8.04%        6/1/06      Quarterly
Indus Japan Fund, L.P.                      3/1/2004    6,000,000    7,092,956    2.71%         3.61%          N/A       Quarterly
Phinity Capital, L.P.                      10/1/2004   14,200,000   15,911,401    6.08%        16.75%       10/1/05      Quarterly
Quaker Capital Partners I, L.P.             1/1/2001    6,000,000   11,995,881    4.58%         3.04%          N/A       Annually
                                                      ----------------------------------
     Strategy Total                                    49,448,954   62,003,782   23.69%
Hedged Sector Funds
---------------------
Argus Healthcare Partners, L.P.            11/1/2003    7,000,000    7,418,228    2.83%         3.90%          N/A    Semi-annually
Coatue Qualified Partners, L.P.             1/1/2002    6,000,000    8,120,894    3.10%         3.55%          N/A       Quarterly
Durus Life Sciences Fund, LLC               1/1/2001      586,983      685,580    0.26%         2.05%          N/A         (1)
Endicott Partners II, L.P.                  1/1/2003    6,500,000    7,389,372    2.82%         4.25%          N/A    Semi-annually
Heirloom Qualified Partners, L.P.           4/1/2004    10,000,00   10,532,218    4.02%         6.81%          N/A       Quarterly
Longbow Partners, L.P.                      5/1/2004    9,200,000   10,368,530    3.96%         5.46%          N/A       Quarterly
Vardon Partners II, L.P.                   10/1/2002    9,000,000   10,829,775    4.14%         8.40%          N/A       Quarterly
                                                      ----------------------------------
     Strategy Total                                    48,286,983   55,344,597   21.13%
Arbitrage/Distressed Funds
----------------------------
Aviator Partners, L.P.                      8/1/2004    3,000,000    2,548,700    0.98%         9.26%        8/1/05      Quarterly
Canyon Value Realization Fund, L.P.         7/1/2003    9,400,000   11,471,986    4.40%         0.72%          N/A       Annually
Castlerigg, Partners, L.P.                  4/1/2004    15,000,00   15,975,351    6.10%         2.84%          N/A       Quarterly
Farallon Capital Partners, L.P.            11/1/2004    10,000,00   11,166,963    4.27%         0.29%       11/1/05      Annually
JMG Capital Partners, L.P.                 10/1/2000    6,750,000   10,503,954    4.01%         1.23%          N/A       Quarterly
K Capital  II, L.P.                         1/1/2001    8,000,000    8,922,678    3.41%         2.03%          N/A       Quarterly
Satellite Fund II, L.P.                    10/1/2000    1,230,040    2,607,400    1.00%         0.20%          N/A       Annually
Stark Investments Limited Partnership      10/1/2000    6,250,000    9,606,887    3.67%         0.50%          N/A       Annually
                                                      ----------------------------------
     Strategy Total                                    59,630,040   72,803,919   27.84%
                                                      ----------------------------------
Total Investments in Investment Funds               $ 203,976,530  246,689,269   94.26%
                                                    =============
Other Assets, Less Liabilities                                      15,032,378    5.74%
                                                                  ----------------------
Members' Equity - Net Assets                                      $261,721,647  100.00%
                                                                  ======================

*    From original investment date.
**   Available frequency of redemptions after initial lock-up period.
N/A Initial lock-up period has either expired prior to June 30, 2005 or Investment Fund did not have an initial lock-up period. However specific redemption restrictions may apply.
(1) The Investment Fund is currently in liquidation and has eliminated partner withdrawal rights.


ITEM 2.   CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exhange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(a) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certification's required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit I and Exhibit II herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             --------------------------------------------------------
By (Signature and Title)*   /s/ Timothy J. Leach
                         -------------------------------------------------
                           Timothy Leach, Principal Executive Officer
Date August 29, 2005
    ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             --------------------------------------------------------
By (Signature and Title)*   /s/ Robert F. Aufenanger
                         ------------------------------------------------
                           Robert F. Aufenanger, Principal Financial Officer
Date August 29, 2005
    ------------------